Standards issued but not yet effective (Details Narrative) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment	S/ 2,152,724	S/ 2,208,553
Reduction of net equity	1,451,363	S/ 1,506,708	S/ 1,980,029	S/ 2,046,134
IFRS 16 [Member]
Property, plant and equipment	109
Lease liabilities	131
Reduction of net equity	27
Increase in income	S/ 5